QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-21072
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD INSURANCE TRUST
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                            Thomas S. Harman, Esquire
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                  (888)826-2520
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                        -------------------------------

                      Date of reporting period: 03/31/2008
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Insurance Trust

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

CSI Equity Portfolio

                            CSI EQUITY PORTFOLIO FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 March 31, 2008


    Number                                            Market
    of Shares           Description                    Value
    --------            ---------                   ------------
    --------            ---------                   ------------

                  COMMON STOCKS:            92.34%

                  ADVERTISING:               1.70%
      8,300       Omnicom Group Inc.                    366,694
                                                    ------------
                                                    ------------

                  BANKING:                  10.54%
     19,100       Banco De Santander  ADR             $ 380,854
      9,500       Bank America                          360,145
     10,400       Danske Bank AS                        389,480
      7,100       DBS Group Holdings ADR                370,932
      4,800       HSBC Holdings ADR                     395,040
     13,000       Wells Fargo & Co.                     378,300
                                                    ------------
                                                    ------------
                                                      2,274,751
                                                    ------------
                                                    ------------

                  BEVERAGES:                 1.77%
      5,300       Pepsico Inc.                          382,660
                                                    ------------
                                                    ------------

                  COMPUTER AND PERIPHERALS:  1.51%
     13,500       Cisco Systems, Inc.                   325,215
                                                    ------------
                                                    ------------

                  COMPUTER SOFTWARE/SERVICES:4.82%
      8,900       Infosys Technologies Limited-SP ADR   318,353
     11,800       Microsoft Corp.                       334,884
      7,800       SAP ADR                               386,646
                                                    ------------
                                                    ------------
                                                      1,039,883
                                                    ------------
                                                    ------------

                  DRUG AND MEDICAL:         10.01%
      6,900       Abbott Laboratories                   380,535
      5,650       Johnson & Johnson                     366,516
      7,400       Novartis AG                           379,102
      4,800       Roche Holdings LTD ADR                453,526
      6,000       Stryker Corp.                         390,300
      4,300       Wellpoint Health Net                  189,759
                                                    ------------
                                                    ------------
                                                      2,159,738
                                                    ------------
                                                    ------------

                  ELECTRONICS/EQUIPMENT:     7.09%
      8,600       Canon Inc. ADR                        398,782
      7,450       Emerson Electric Co.                  383,377
     10,800       General Electric Corp.                399,708
     16,400       Intel Corp.                           347,352
                                                    ------------
                                                    ------------
                                                      1,529,219
                                                    ------------
                                                    ------------

                  FINANCIAL:                 5.03%
      6,700       American International                289,775
     20,000       Charles Schwab                        376,600
      5,300       State Street Corp                     418,700
                                                    ------------
                                                    ------------
                                                      1,085,075
                                                    ------------
                                                    ------------
                  FOOD:                      5.90%
      4,700       Diageo PLC ADR                        382,204
      3,700       Nestle S.A. ADR                       464,113
      6,800       William Wrigley Jr. Company           427,312
                                                    ------------
                                                    ------------
                                                      1,273,629
                                                    ------------
                                                    ------------

                  HOUSEHOLD:                 3.53%
      1,300       Kao Corporation ADR                   368,966
      5,600       Proctor & Gamble                      392,392
                                                    ------------
                                                    ------------
                                                        761,358
                                                    ------------
                                                    ------------

                  MANUFACTURING:             5.28%
      8,900       Dupont EI                             416,164
      4,700       3M Co.                                372,005
      5,100       United Technologies                   350,982
                                                    ------------
                                                    ------------
                                                      1,139,151
                                                    ------------
                                                    ------------

                  MATERIALS:                 1.74%
      5,700       BHP Billiton LTD ADR                  375,345
                                                    ------------
                                                    ------------


                  MULTI-MEDIA:               1.77%
     12,200       Walt Disney Co.                       382,836
                                                    ------------
                                                    ------------

                  OIL:                      10.11%
      3,000       BASF AG - ADR                         407,105
      4,350       Chevron Corp.                         371,316
      4,500       Conocophillips                        342,945
      4,700       Royal Dutch Shell PLC                 324,206
      4,200       Schlumberger Ltd.                     365,400
      5,000       Total Fina ADR                        370,050
                                                    ------------
                                                    ------------
                                                      2,181,022
                                                    ------------
                                                    ------------

                  RETAIL:                    5.72%
      6,300       Costco Wholesale                      409,311
      6,500       Nike, Inc. Class B                    442,000
     17,300       Staples, Inc.                         382,503
                                                    ------------
                                                    ------------
                                                      1,233,814
                                                    ------------
                                                    ------------

                  TELECOMMUNICATIONS:        6.73%
      9,700       AT&T Inc.                             371,510
      4,650       China Telecom Ltd Adr                 348,797
     16,500       Corning Inc.                          396,660
      7,100       Hutchison Whampoa ADR                 335,941
                                                    ------------
                                                    ------------
                                                      1,452,908
                                                    ------------
                                                    ------------

                  TRANSPORTATION:            5.36%
      4,300       Fedex Corporation                     398,481
     11,100       Johnson Controls Inc.                 375,180
      3,800       Toyota Motor ADR                      383,382
                                                    ------------
                                                    ------------
                                                      1,157,043
                                                    ------------
                                                    ------------

                  UTILITIES:                 3.75%
      6,900       EON AG ADR                            430,347
      6,050       FPL Group                             379,577
                                                    ------------
                                                    ------------
                                                        809,924
                                                    ------------
                                                    ------------

                  TOTAL SECURITIES          92.34%   19,930,265
                  CASH AND CASH EQUIVALENTS  7.66%    1,652,538
                                         ---------- ------------
                                         ---------- ------------
                  TOTAL INVESTMENTS        100.00%  $ 21,582,803
                                         ========== ============
                                         ========== ============


FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2008:



    Valuation Inputs:                              Investment in Securities:
    -----------------                              -------------------------
    Level 1 - Quoted Prices                         $ 19,930,265
    Level 2 - Other Significant Observable Inputs             -
    Level 3 - Significant Unobservable Inputs                 -
                                                    ------------
                                                    ------------
     Total:                                         $ 19,930,265
                                                    ------------
                                                    ------------

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Insurance Trust
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: May 23, 2008
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: May 23, 2008
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: May 23, 2008
      ------------------------------------